Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory	$ 2,274,454	$ 1,662,422
Lubricant [Member]
Inventory	1,851,508	1,558,484
Victualing [Member]
Inventory	105,527	103,938
Bunkers [Member]
Inventory	$ 317,419	$ 0